Employee Termination Benefits and Facility Closures	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee Termination Benefits and Facility Closures

9. Employee Termination Benefits and Facility Closures:

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred through March 31, 2013 (in millions):

	Balance 12/31/2012	Expense	Paid	Other Adjustments*	Balance 3/31/2013
Workforce-related	$32	$4	$(10)	$(3)	$23
Facilities	22	1	(2)	—	21

Total	$54	$5	$(12)	$(3)	$44

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.

The workforce related actions are expected to be paid out over the next 18 months (the majority within 12 months). The facilities accruals are for ongoing obligations to pay rent for vacant space and are net of sublease reserves. The lengths of these obligations vary by lease with the majority ending in 2019.

11. Employee Termination Benefits and Facility Closures:

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred during 2012 (in millions):

	Balance 12/31/2011	Expense	Paid	Other Adjustments*	Balance 12/31/2012
Workforce-related	$36	$42	$(42)	$(4)	$32
Facilities	12	12	(2)	—	22

Total	$48	$54	$(44)	$(4)	$54

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.

The workforce related actions are expected to be paid out over the next 18 months (the majority within 12 months). The facilities accruals are for ongoing obligations to pay rent for vacant space and are net of sublease reserves. The lengths of these obligations vary by lease with the majority ending in 2019. The $22 million of facilities reserves is included in the future minimum rentals under operating leases (see Note 14).